Corporate information	6 Months Ended
Jun. 30, 2026
Corporate Information [Abstract]
Corporate Information	Corporate information
Telix Pharmaceuticals Limited ("Telix" or "the Company") is a for-profit company incorporated and domiciled in Australia.
It is limited by shares that are publicly traded on the Australian Securities Exchange (ASX: TLX) and on the Nasdaq Global
Select Market (NASDAQ: TLX). Telix develops and distributes commercial radiopharmaceutical products and continues to develop a portfolio of clinical-stage products that address significant unmet medical need in oncology and rare diseases.
Telix is the ultimate parent company of the Telix Pharmaceuticals Group (the Group).
This consolidated financial report of Telix Pharmaceuticals Limited for the half-year ended June 30, 2026 was authorized for issue in accordance with a resolution of the Directors on August 20, 2026.